Supplementary Cash Flow Information	12 Months Ended
Dec. 31, 2024
Disclosure Of Supplementary Cash Flow Information [Abstract]
Supplementary Cash Flow Information

34. SUPPLEMENTARY CASH FLOW INFORMATION
A) Working Capital

As at December 31,	2024	2023
Total Current Assets	10,434	9,708
Total Current Liabilities	7,362	6,210
Working Capital	3,072	3,498
B) Changes in Non-Cash Working Capital

For the years ended December 31,	2024	2023
Accounts Receivable and Accrued Revenues	547	314
Income Tax Receivable	199	(295)
Inventories	(117)	216
Accounts Payable and Accrued Liabilities	299	(685)
Income Tax Payable	322	(1,112)
Total Change in Non-Cash Working Capital	1,250	(1,562)

Net Change in Non-Cash Working Capital – Operating Activities	1,305	(1,193)
Net Change in Non-Cash Working Capital – Investing Activities	(55)	(369)
Total Change in Non-Cash Working Capital	1,250	(1,562)
C) Cash Flows Related to Interest and Taxes

For the years ended December 31,	2024	2023
Interest Paid	356	402
Interest Received	163	130
Income Taxes Paid	868	2,595
) Reconciliation of Liabilities
The following table provides a reconciliation of liabilities to cash flows arising from financing activities:

	Dividends Payable	Warrants	Short-Term Borrowings	Long-Term Debt	Lease Liabilities
As at December 31, 2022	9	—	115	8,691	2,836
Changes From Financing Cash Flows:
Net Issuance (Repayment) of Short-Term Borrowings	—	—	58	—	—
Repayment of Long-Term Debt	—	—	—	(1,346)	—
Principal Repayment of Leases	—	—	—	—	(288)
Dividends Paid	(1,026)	—	—	—	—
Payment for Purchase of Warrants	—	(711)	—	—	—
Finance and Transaction Costs	—	(2)	—	—	—
Non-Cash Changes:
Net Premium (Discount) on Redemption of Long-Term Debt	—	—	—	(84)	—
Finance and Transaction Costs	—	2	—	(19)	—
Lease Acquisitions	—	—	—	—	33
Lease Additions	—	—	—	—	57
Base Dividends Declared on Common Shares	990	—	—	—	—
Dividends Declared on Preferred Shares	36	—	—	—	—
Warrants Purchased and Cancelled	—	711	—	—	—
Exchange Rate Movements and Other	—	—	6	(134)	20
As at December 31, 2023	9	—	179	7,108	2,658
Changes From Financing Cash Flows:
Net Issuance (Repayment) of Short-Term Borrowings	—	—	5	—	—
Principal Repayment of Leases	—	—	—	—	(299)
Dividends Paid	(1,551)	—	—	—	—
Non-Cash Changes:
Finance and Transaction Costs	—	—	—	(16)	—
Lease Additions	—	—	—	—	363
Base Dividends Declared on Common Shares	1,255	—	—	—	—
Variable Dividends Declared on Common Shares	251	—	—	—	—
Dividends Declared on Preferred Shares	36	—	—	—	—
Exchange Rate Movements and Other	—	—	(11)	442	205
As at December 31, 2024	—	—	173	7,534	2,927